Note 16 - American Depositary Shares ("ADS") Plan (Detail)	12 Months Ended	1 Months Ended					15 Months Ended	27 Months Ended		1 Months Ended	12 Months Ended			28 Months Ended
	Dec. 31, 2008	Jun. 30, 2010 Annual Increase Until December 31, 2014 [Member] 2004 Stock Incentive Plan [Member]	Jan. 31, 2006 Ordinary Shares Issued to Its American Depositary Receipt Bank [Member]	Oct. 31, 2005 Ordinary Shares Issued to Its American Depositary Receipt Bank [Member]	Jan. 31, 2006 Amercian Depositary Shares Received In Exchange For Issuance Of Ordinary Shares To Its American Depositary Receipt Bank [Member]	Oct. 31, 2005 Amercian Depositary Shares Received In Exchange For Issuance Of Ordinary Shares To Its American Depositary Receipt Bank [Member]	Dec. 31, 2006 American Depositary Shares [Member]	Dec. 31, 2007 American Depositary Shares [Member]	Dec. 31, 2007 Ordinary Shares of the Group [Member]	Jun. 30, 2009 2004 Stock Incentive Plan [Member]	Dec. 31, 2012 2004 Stock Incentive Plan [Member]	Dec. 31, 2011 2004 Stock Incentive Plan [Member]	Dec. 31, 2010 2004 Stock Incentive Plan [Member]	Dec. 31, 2006 2004 Stock Incentive Plan [Member]
Stock Issued During Period, Shares, New Issues			3,000,000	2,000,000
Stock Received During Period					600,000	400,000
Stock Issued During Period, Shares, Share-based Compensation, Gross	95,950						400,000	905,256
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant								94,744	473,720		11,650,840
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized		3,000,000								3,000,000	3,000,000	3,000,000	3,000,000	10,000,000